Stock-based Compensation - Summary of Stock Option Activity of Former Parent Plan (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted- Average Exercise Price Per Share
Options exercised	$ 0.02
Former Parent Plan [Member]
Number of Options
Beginning Balance	1,004,547	1,021,250	1,021,250
Options exercised		(16,703)
Ending balance		1,004,547	1,021,250
Vested and expected to vest		1,004,547	1,021,250
Shares exercisable (vested and unvested)		1,004,547
Weighted- Average Exercise Price Per Share
Beginning Balance	$ 0.02	$ 0.02	$ 0.02
Options exercised		0.02
Ending Balance		0.02	0.02
Vested and expected to vest		0.02	$ 0.02
Shares exercisable (vested and unvested)		$ 0.02
Weighted- Average Remaining Contractual Term (in years)
Balances		4 years 4 months 13 days	5 years 4 months 13 days
Vested and expected to vest		4 years 4 months 13 days
Shares exercisable (vested and unvested)		4 years 4 months 13 days	5 years 4 months 13 days
Aggregate Intrinsic Value
Ending Balance		$ 28,770	$ 8,150
Vested and expected to vest		28,770
Shares exercisable (vested and unvested)		$ 28,770